Financial risk management - Derivatives and Hedging (Details) € in Millions, $ in Millions			12 Months Ended
	May 15, 2024	May 15, 2022	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 08, 2022 EUR (€)	Nov. 08, 2022 USD ($)	Nov. 07, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-cash loss recognized in relation to cross currency interest rate swaps			€ 23.5	€ 3.9	€ 7.8
Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss			0.0	0.0
Non-cash loss recognized in relation to cross currency interest rate swaps					6.8
Foreign exchange forward contract | Derivative financial instruments | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.6	7.4
Notional amount			348.0	288.6
Change in fair value of outstanding hedging instruments			€ 5.0	€ 6.2
Weighted average hedged rate of outstanding hedging instruments - currency			110.00%	109.00%		110.00%	109.00%
Carrying amount of forward currency contracts liabilities			€ (5.0)	€ (3.0)
Foreign exchange forward contract | Derivative financial instruments | GBP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.1	2.1
Notional amount			62.5	44.3
Change in fair value of outstanding hedging instruments			€ 2.8	€ (6.7)
Weighted average hedged rate of outstanding hedging instruments - currency			124.00%	130.00%		124.00%	130.00%
Carrying amount of forward currency contracts liabilities			€ (1.7)	€ (0.1)
Foreign exchange forward contract | Derivative financial instruments | GBP/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.9	6.4
Notional amount			372.6	194.9
Change in fair value of outstanding hedging instruments			€ 7.7	€ (9.0)
Weighted average hedged rate of outstanding hedging instruments - currency			113.00%	116.00%		113.00%	116.00%
Carrying amount of forward currency contracts liabilities			€ (3.8)	€ 0.0
Foreign exchange forward contract | Derivative financial instruments | SEKEUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.0	2.4
Notional amount			122.7	58.2
Change in fair value of outstanding hedging instruments			€ 3.1	€ (4.4)
Weighted average hedged rate of outstanding hedging instruments - currency			9.00%	9.00%		9.00%	9.00%
Carrying amount of forward currency contracts liabilities			€ (4.6)	€ 0.0
Foreign exchange forward contract | Derivative financial instruments | SEK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.0	0.5
Notional amount			5.6	9.8
Change in fair value of outstanding hedging instruments			€ (0.1)	€ (0.6)
Weighted average hedged rate of outstanding hedging instruments - currency			10.00%	10.00%		10.00%	10.00%
Carrying amount of forward currency contracts liabilities			€ (0.2)	€ 0.0
Foreign exchange forward contract | Derivative financial instruments | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts			0.3	1.1
Notional amount			101.5	45.9
Change in fair value of outstanding hedging instruments			0.2	(0.6)
Carrying amount of forward currency contracts liabilities			(2.9)	(0.6)
Interest rate swap contract | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			130.0
Maturity date of cross currency interest rate swaps	Oct. 10, 2027
Change in fair value of outstanding hedging instruments			€ (3.3)	€ 0.2
Weighted average hedged rate of outstanding hedging instruments - currency			6.70%	6.70%		6.70%	6.70%
Change in value of hedged item			€ 3.3	€ (0.2)
Interest rate swaps			(2.8)	0.2
Cross currency interest rate swap | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity date of cross currency interest rate swaps	Sep. 22, 2027	Oct. 10, 2027
Change in fair value of outstanding hedging instruments			€ (24.8)	€ (36.0)
Weighted average hedged rate of outstanding hedging instruments - currency			6.00%	6.70%		6.00%	6.70%
Change in value of hedged item			€ 24.8	€ 36.0
Average price of hedging instrument			1.00	1.00		1.00	1.00
Carrying amount of cross currency interest rate swaps			€ (89.0)	€ (56.6)
Forward foreign exchange and currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives			0.2	(0.2)	0.6
Net fair value gains on derivatives held at fair value through profit or loss			0.0
Forward foreign exchange and currency swap contract | Foreign exchange swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives			0.0	(0.1)	€ (14.3)
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			656.7	700.6		$ 693.0	$ 700.0	€ 700.6	$ 700.0
Reserve of cash flow hedges, continuing hedges								35.2		€ 45.6
USD loan at hedged EUR rate			693.6
Senior EUR Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount			€ 130.0	€ 130.0				€ 130.0